Operating Expenses - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expenses [abstract]
Employee expenses	€ 8,564	€ 8,362	€ 7,902
Travel & Living	116	486	467
Clinical study costs	5,555	4,713	4,987
Preclinical study costs	1,976	3,711	2,680
Process development and scale-up	1,056	3,765	2,187
Consulting fees	372	675	1,522
IP filing and maintenance fees	230	260	474
Share-based payments	927	813	1,264
Depreciation	1,511	1,444	848
Rent and utilities	800	746	668
Delivery systems	47	53	117
Others	369	168	461
Total R&D expenses	€ 21,522	€ 25,196	€ 23,577